Portfolio of Investments – as of December 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 97.7% of Net Assets
	ABS Car Loan — 12.2%
$16,300	Ally Auto Receivables Trust, Series 2022-3, Class A3, 5.070%, 4/15/2027	$16,313
140,000	Ally Auto Receivables Trust, Series 2025-1, Class A3, 3.960%, 3/15/2030	140,498
165,496	American Credit Acceptance Receivables Trust, Series 2023-3, Class C, 6.440%, 10/12/2029(a)	166,201
205,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.110%, 3/12/2031(a)	207,030
268,454	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	266,471
870,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	877,912
329,301	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	332,149
145,000	AutoNation Finance Trust, Series 2025-1A, Class A3, 4.620%, 11/13/2029(a)	146,329
1,110,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.440%, 2/22/2028(a)	1,123,292
255,000	BMW Vehicle Lease Trust, Series 2024-2, Class A3, 4.180%, 10/25/2027	255,809
110,000	BMW Vehicle Lease Trust, Series 2025-1, Class A3, 4.430%, 6/26/2028	110,934
100,000	BofA Auto Trust, Series 2025-1A, Class A3, 4.350%, 11/20/2029(a)	100,717
115,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.370%, 10/16/2028	115,609
255,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A3, 4.780%, 12/15/2028	256,217
185,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A3, 4.660%, 1/15/2029	185,560
492,859	CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.050%, 1/18/2028	495,194
290,000	CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.600%, 10/15/2029	293,111
195,000	CarMax Auto Owner Trust, Series 2025-2, Class A3, 4.480%, 3/15/2030	197,122
180,000	CarMax Auto Owner Trust, Series 2025-4, Class A3, 3.970%, 12/16/2030	180,325
600,000	CarMax Select Receivables Trust, Series 2025-A, Class A3, 4.770%, 9/17/2029	605,097
79,456	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	79,595
157,120	Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.330%, 7/10/2029	158,357
567,208	Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.260%, 10/10/2029	568,344
95,000	Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.640%, 1/10/2030	95,538
345,000	Carvana Auto Receivables Trust, Series 2025-P2, Class A3, 4.550%, 8/12/2030	347,474
185,000	Chase Auto Owner Trust, Series 2024-5A, Class A3, 4.180%, 8/27/2029(a)	185,620
114,302	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035(a)	114,836
102,800	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520%, 5/15/2036(a)	103,764
118,592	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.110%, 4/17/2028(a)	119,267
27,364	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033(a)	27,386
465,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.610%, 7/15/2033(a)	468,825
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$130,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	$134,149
200,000	Credit Acceptance Auto Loan Trust, Series 2025-1A, Class A, 5.020%, 3/15/2035(a)	200,670
240,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.870%, 1/15/2036(a)	241,563
355,000	Drive Auto Receivables Trust, Series 2024-2, Class B, 4.520%, 7/16/2029	356,434
7,502	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	7,505
126,622	Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, 4/22/2030(a)	127,339
150,000	Enterprise Fleet Financing LLC, Series 2024-1, Class A3, 5.160%, 9/20/2030(a)	152,944
210,000	Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.060%, 3/20/2031(a)	214,812
140,000	Enterprise Fleet Financing LLC, Series 2025-1, Class A3, 4.820%, 2/20/2029(a)	142,268
255,000	Enterprise Fleet Financing LLC, Series 2025-3, Class A2, 4.500%, 4/20/2028(a)	256,315
240,000	Enterprise Fleet Financing LLC, Series 2025-4, Class A2, 4.050%, 8/20/2028(a)	240,395
500,000	Exeter Automobile Receivables Trust, Series 2025-2A, Class A3, 4.740%, 1/16/2029	501,605
95,000	Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.390%, 9/17/2029	95,474
85,000	Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.690%, 4/15/2030	85,948
285,000	First Investors Auto Owner Trust, Series 2025-1A, Class C, 4.750%, 12/15/2031(a)	285,194
450,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	449,441
170,000	Ford Credit Auto Lease Trust, Series 2025-A, Class A3, 4.720%, 6/15/2028	171,643
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033(a)	565,478
1,360,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	1,402,081
221,341	GECU Auto Receivables Trust, Series 2023-1A, Class A3, 5.630%, 8/15/2028(a)	222,405
370,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class B, 5.770%, 11/15/2028(a)	372,457
170,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class B, 5.080%, 1/16/2029(a)	171,043
85,000	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class A3, 4.750%, 7/17/2028(a)	85,205
120,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class C, 5.110%, 1/15/2031(a)	121,303
120,000	GLS Auto Select Receivables Issuer Trust, Series 2025-4A, Class A2, 4.170%, 2/18/2031(a)	120,460
49,603	GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.580%, 6/17/2030(a)	50,175
155,033	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590%, 10/15/2029(a)	156,612
115,789	GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.430%, 12/17/2029(a)	116,079
141,531	GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.710%, 4/15/2030(a)	142,438
283,134	GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.460%, 10/15/2030(a)	285,007
165,000	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.210%, 10/20/2027	165,261

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$230,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.660%, 2/21/2028	$231,846
260,000	GM Financial Automobile Leasing Trust, Series 2025-3, Class A3, 4.170%, 8/21/2028	261,418
166,465	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	167,979
215,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	219,775
715,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	725,581
245,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class A, 5.440%, 1/25/2029(a)	250,070
245,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	239,299
225,494	Huntington Auto Trust, Series 2024-1A, Class A3, 5.230%, 1/16/2029(a)	227,794
140,000	Hyundai Auto Receivables Trust, Series 2025-B, Class A3, 4.360%, 12/17/2029	141,329
225,000	LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.390%, 10/16/2028(a)	228,831
115,000	LAD Auto Receivables Trust, Series 2024-1A, Class A4, 5.170%, 9/15/2028(a)	115,725
139,128	LAD Auto Receivables Trust, Series 2024-2A, Class A3, 5.610%, 8/15/2028(a)	139,896
165,000	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.520%, 3/15/2029(a)	165,653
375,000	LAD Auto Receivables Trust, Series 2025-1A, Class A3, 4.690%, 7/16/2029(a)	377,616
125,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.730%, 6/17/2030(a)	126,605
240,863	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	242,078
395,000	NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.230%, 10/15/2030(a)	396,076
160,000	PenFed Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.700%, 6/15/2029(a)	160,650
196,886	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	197,085
101,455	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	102,113
170,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	173,154
540,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	545,174
590,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.160%, 12/17/2029	598,124
181,851	Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.630%, 1/16/2029	182,620
95,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.670%, 8/15/2029	95,534
235,000	Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.170%, 4/15/2030	236,011
37,071	SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.390%, 11/20/2026(a)	37,138
204,907	SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.560%, 11/22/2027(a)	206,049
78,715	SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.560%, 2/22/2028(a)	78,896
224,737	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	226,189
135,000	SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.550%, 6/20/2030(a)	135,884
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$230,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3, 4.750%, 7/22/2030(a)	$232,545
400,000	SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.440%, 12/20/2030(a)	403,338
365,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A3, 4.270%, 1/22/2029(a)	367,232
625,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.110%, 4/20/2029(a)	626,218
232,646	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.160%, 4/17/2028	234,008
800,000	Toyota Lease Owner Trust, Series 2024-B, Class A3, 4.210%, 9/20/2027(a)	801,368
260,000	Toyota Lease Owner Trust, Series 2025-B, Class A3, 3.960%, 11/20/2028(a)	260,647
60,000	USB Auto Owner Trust, Series 2025-1A, Class A3, 4.490%, 6/17/2030(a)	60,587
90,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	91,409
695,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	702,345
185,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class A3, 5.560%, 2/15/2028(a)	185,821
225,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.710%, 4/17/2028(a)	225,761
310,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class A3, 4.750%, 8/15/2028(a)	311,789
115,000	Westlake Automobile Receivables Trust, Series 2025-2A, Class A3, 4.510%, 5/15/2029(a)	115,596
170,000	Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.220%, 6/15/2029(a)	170,561
270,108	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	271,853
162,555	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A1, 5.490%, 2/18/2039(a)	164,568
171,987	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870%, 6/21/2039(a)	173,672
91,672	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	92,665
235,000	World Omni Auto Receivables Trust, Series 2024-C, Class A3, 4.430%, 12/17/2029	236,399
400,000	World Omni Auto Receivables Trust, Series 2025-C, Class A3, 4.080%, 11/15/2030	402,239
		29,343,412
	ABS Credit Card — 0.8%
720,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.050%, 7/15/2027(a)	722,467
620,000	Citibank Credit Card Issuance Trust, Series 2025-A2, Class A, 4.490%, 6/21/2032	633,354
330,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	331,542
245,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	246,698
		1,934,061
	ABS Other — 4.1%
860,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	861,324
150,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	150,227
590,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	594,619

Principal Amount	Description	Value (†)
	ABS Other — continued
$112,768	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	$103,750
34,283	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	34,452
48,055	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	49,177
187,987	BHG Securitization Trust, Series 2025-2CON, Class A, 4.840%, 9/17/2036(a)	189,765
545,000	Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, 5.858%, 12/20/2055(a)	547,401
240,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	240,466
60,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	60,768
225,480	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	229,446
265,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	268,918
321,164	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.930%, 4/23/2029(a)	322,617
250,331	DLLMT LLC, Series 2023-1A, Class A3, 5.340%, 3/22/2027(a)	251,276
630,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	636,267
110,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	113,374
47,567	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	48,356
180,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	184,938
34,529	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037(a)	34,867
233,206	M&T Equipment Notes, Series 2023-1A, Class A3, 5.740%, 7/15/2030(a)	234,508
175,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	177,193
22,345	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	22,013
80,534	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	82,097
174,177	Octane Receivables Trust, Series 2024-2A, Class A2, 5.800%, 7/20/2032(a)	175,714
370,000	Octane Receivables Trust, Series 2025-1A, Class A2, 4.250%, 2/20/2031(a)	370,514
423,779	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035(a)	423,958
298,928	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	303,516
165,000	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.274%, 12/06/2055(a)	165,663
29,101	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.590%, 11/15/2029(a)	29,206
135,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	137,700
205,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	207,076
175,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	178,138
255,000	SCF Equipment Leasing LLC, Series 2025-1A, Class A3, 5.110%, 11/21/2033(a)	260,600
360,000	SCF Equipment Leasing LLC, Series 2025-2A, Class A3, 4.330%, 6/20/2036(a)	361,551
Principal Amount	Description	Value (†)
	ABS Other — continued
$315,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	$322,209
440,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	443,938
152,579	Sierra Timeshare Receivables Funding LLC, Series 2024-2A, Class A, 5.140%, 6/20/2041(a)	154,828
94,080	SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.820%, 6/25/2034(a)	94,445
79,789	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	82,939
202,828	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	205,705
520,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	533,596
		9,889,115
	ABS Residential Mortgage — 0.0%
1,005	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	953
	ABS Student Loan — 0.0%
49,141	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	48,734
26,230	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	24,757
		73,491
	Aerospace & Defense — 0.2%
475,000	BAE Systems PLC, 5.125%, 3/26/2029(a)	488,571
	Agency Commercial Mortgage-Backed Securities — 0.9%
1,700,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K540, Class A2, 4.513%, 2/25/2030(b)	1,729,864
460,432	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	455,727
		2,185,591
	Airlines — 0.1%
285,000	Southwest Airlines Co., 4.375%, 11/15/2028	285,596
	Apartment REITs — 0.2%
364,000	Mid-America Apartments LP, 4.650%, 1/15/2033	363,515
	Automotive — 2.6%
820,000	Daimler Truck Finance North America LLC, 5.375%, 1/13/2032(a)	845,081
665,000	Denso Corp., 1.239%, 9/16/2026(a)	652,176
285,000	General Motors Co., 5.625%, 4/15/2030	296,948
225,000	General Motors Financial Co., Inc., 5.050%, 4/04/2028	229,147
290,000	Honda Motor Co. Ltd., 4.688%, 7/08/2030	293,620
155,000	Hyundai Capital America, 4.250%, 9/18/2028(a)	155,053
375,000	Hyundai Capital America, 5.150%, 3/27/2030(a)	384,164
345,000	LKQ Corp., 5.750%, 6/15/2028	356,390
745,000	Mercedes-Benz Finance North America LLC, 4.650%, 4/01/2027(a)	751,530
280,000	Stellantis Finance U.S., Inc., 6.450%, 3/18/2035(a)	291,063
490,000	Stellantis Financial Services U.S. Corp., 4.950%, 9/15/2028(a)	496,733
353,000	Toyota Motor Credit Corp., 4.650%, 9/03/2032	356,286
350,000	Toyota Motor Credit Corp., 5.050%, 5/16/2029	361,027
640,000	Volkswagen Group of America Finance LLC, 5.250%, 3/22/2029(a)	653,620
		6,122,838

Principal Amount	Description	Value (†)
	Banking — 13.0%
$400,000	ABN AMRO Bank NV, (fixed rate to 9/18/2026, variable rate thereafter), 6.339%, 9/18/2027(a)	$406,139
725,000	Ally Financial, Inc., (fixed rate to 7/31/2032, variable rate thereafter), 5.548%, 7/31/2033	730,307
270,000	American Express Co., (fixed rate to 10/24/2035, variable rate thereafter), 4.804%, 10/24/2036	266,608
325,000	ANZ New Zealand International Ltd., 5.355%, 8/14/2028(a)	336,516
235,000	Bank of Montreal, (fixed rate to 1/27/2028, variable rate thereafter), 5.004%, 1/27/2029	239,453
550,000	Bank of New York Mellon Corp., (fixed rate to 2/11/2030, variable rate thereafter), 4.942%, 2/11/2031	565,562
250,000	Bank of New Zealand, 2.285%, 1/27/2027(a)	245,886
557,000	Bank of Nova Scotia, (fixed rate to 9/15/2030, variable rate thereafter), 4.338%, 9/15/2031	555,088
550,000	Banque Federative du Credit Mutuel SA, 5.538%, 1/22/2030(a)	571,398
1,180,000	Barclays PLC, (fixed rate to 11/11/2028, variable rate thereafter), 4.476%, 11/11/2029	1,186,511
595,000	Canadian Imperial Bank of Commerce, (fixed rate to 3/31/2028, variable rate thereafter), 4.857%, 3/30/2029	604,836
330,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/2027	336,254
235,000	Capital One Financial Corp., (fixed rate to 9/11/2030, variable rate thereafter), 4.493%, 9/11/2031	234,655
405,000	Capital One Financial Corp., (fixed rate to 10/29/2026, variable rate thereafter), 7.149%, 10/29/2027	414,650
580,000	Citibank NA, (fixed rate to 11/19/2026, variable rate thereafter), 4.876%, 11/19/2027	584,178
835,000	Citigroup, Inc., (fixed rate to 5/07/2027, variable rate thereafter), 4.643%, 5/07/2028	841,778
560,000	Cooperatieve Rabobank UA, (fixed rate to 5/27/2030, variable rate thereafter), 4.990%, 5/27/2031(a)	572,892
290,000	Credit Agricole SA, (fixed rate to 1/09/2028, variable rate thereafter), 5.230%, 1/09/2029(a)	296,121
570,000	Danske Bank AS, (fixed rate to 3/04/2030, variable rate thereafter), 5.019%, 3/04/2031(a)	582,113
260,000	Deutsche Bank AG, (fixed rate to 8/04/2030, variable rate thereafter), 4.950%, 8/04/2031	262,629
495,000	Deutsche Bank AG, (fixed rate to 5/09/2030, variable rate thereafter), 5.297%, 5/09/2031	507,160
235,000	DNB Bank ASA, (fixed rate to 11/05/2029, variable rate thereafter), 4.853%, 11/05/2030(a)	239,632
305,000	Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030(a)	306,989
505,000	Federation des Caisses Desjardins du Quebec, 5.700%, 3/14/2028(a)	522,705
250,000	Fifth Third Bank NA, (fixed rate to 1/28/2027, variable rate thereafter), 4.967%, 1/28/2028	252,353
590,000	Goldman Sachs Bank USA, (fixed rate to 5/21/2026, variable rate thereafter), 5.414%, 5/21/2027	593,092
645,000	Goldman Sachs Group, Inc., (fixed rate to 10/21/2035, variable rate thereafter), 4.939%, 10/21/2036	640,305
280,000	Goldman Sachs Group, Inc., (fixed rate to 7/23/2029, variable rate thereafter), 5.049%, 7/23/2030	286,892
585,000	HSBC Holdings PLC, (fixed rate to 11/19/2027, variable rate thereafter), 5.130%, 11/19/2028	595,832
Principal Amount	Description	Value (†)
	Banking — continued
$220,000	HSBC Holdings PLC, (fixed rate to 11/06/2035, variable rate thereafter), 5.133%, 11/06/2036	$220,602
285,000	HSBC Holdings PLC, (fixed rate to 5/13/2030, variable rate thereafter), 5.240%, 5/13/2031	293,629
210,000	HSBC USA, Inc., 4.650%, 6/03/2028	213,163
235,000	Huntington Bancshares, Inc., (fixed rate to 1/15/2030, variable rate thereafter), 5.272%, 1/15/2031	241,804
210,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	220,249
305,000	ING Groep NV, (fixed rate to 3/25/2028, variable rate thereafter), 4.858%, 3/25/2029	309,563
550,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	525,198
230,000	JPMorgan Chase & Co., (fixed rate to 4/22/2029, variable rate thereafter), 5.581%, 4/22/2030	239,942
670,000	KBC Group NV, (fixed rate to 9/23/2030, variable rate thereafter), 4.454%, 9/23/2031(a)	668,284
240,000	M&T Bank Corp., (fixed rate to 7/08/2030, variable rate thereafter), 5.179%, 7/08/2031	246,390
575,000	Mizuho Financial Group, Inc., (fixed rate to 7/08/2030, variable rate thereafter), 4.711%, 7/08/2031	582,424
831,000	Morgan Stanley, (fixed rate to 10/18/2029, variable rate thereafter), 4.654%, 10/18/2030	841,053
350,000	Morgan Stanley, (fixed rate to 1/15/2030, variable rate thereafter), 5.230%, 1/15/2031	361,021
665,000	Morgan Stanley Bank NA, (fixed rate to 5/26/2027, variable rate thereafter), 5.504%, 5/26/2028	678,267
324,000	Morgan Stanley Private Bank NA, (fixed rate to 11/19/2030, variable rate thereafter), 4.465%, 11/19/2031	324,848
465,000	Morgan Stanley Private Bank NA, (fixed rate to 7/18/2030, variable rate thereafter), 4.734%, 7/18/2031	471,369
355,000	National Bank of Canada, 4.500%, 10/10/2029	358,704
480,000	Nationwide Building Society, 4.351%, 9/30/2030(a)	480,180
276,000	Nationwide Building Society, 5.127%, 7/29/2029(a)	283,522
430,000	NatWest Markets PLC, 4.789%, 3/21/2028(a)	436,941
235,000	Norinchukin Bank, 4.674%, 9/09/2030(a)	236,536
1,015,000	PNC Bank NA, (fixed rate to 7/21/2027, variable rate thereafter), 4.429%, 7/21/2028	1,021,789
1,000,000	Royal Bank of Canada, (fixed rate to 8/06/2028, variable rate thereafter), 4.498%, 8/06/2029	1,009,713
220,000	Royal Bank of Canada, GMTN,(fixed rate to 2/04/2030, variable rate thereafter), 5.153%, 2/04/2031	226,492
230,000	Santander U.K. Group Holdings PLC, (fixed rate to 9/22/2035, variable rate thereafter), 5.136%, 9/22/2036	229,396
354,000	Skandinaviska Enskilda Banken AB, 4.500%, 9/03/2030(a)	355,479
480,000	Societe Generale SA, (fixed rate to 5/22/2030, variable rate thereafter), 5.512%, 5/22/2031(a)	494,746
400,000	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 3/07/2027(a)	405,680
425,000	Svenska Handelsbanken AB, 4.375%, 5/23/2028(a)	429,255
380,000	Swedbank AB, 5.407%, 3/14/2029(a)	393,234
325,000	Swedbank AB, 6.136%, 9/12/2026(a)	329,680
145,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	148,669

Principal Amount	Description	Value (†)
	Banking — continued
$240,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	$250,122
925,000	Toronto-Dominion Bank, MTN, 4.574%, 6/02/2028	936,729
335,000	Truist Bank, (fixed rate to 10/23/2028, variable rate thereafter), 4.136%, 10/23/2029	334,745
485,000	Truist Bank, (fixed rate to 7/24/2027, variable rate thereafter), 4.420%, 7/24/2028	487,778
745,000	UBS Group AG, (fixed rate to 11/06/2032, variable rate thereafter), 4.844%, 11/06/2033(a)	745,715
450,000	Wells Fargo & Co., MTN, (fixed rate to 4/22/2027, variable rate thereafter), 5.707%, 4/22/2028	459,314
330,000	Westpac Banking Corp., 5.050%, 4/16/2029	341,297
590,000	Westpac New Zealand Ltd., 4.938%, 2/27/2030(a)	604,371
		31,216,427
	Brokerage — 1.2%
158,000	Apollo Global Management, Inc., 5.150%, 8/12/2035	158,285
125,000	BGC Group, Inc., 6.150%, 4/02/2030	129,430
607,000	Brookfield Asset Management Ltd., 4.653%, 11/15/2030	611,351
310,000	Cantor Fitzgerald LP, 7.200%, 12/12/2028(a)	329,300
285,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	296,098
243,000	KKR & Co., Inc., 5.100%, 8/07/2035	243,001
230,000	LPL Holdings, Inc., 5.150%, 6/15/2030	234,557
275,000	Marex Group PLC, 5.829%, 5/08/2028	279,448
260,000	Marex Group PLC, 6.404%, 11/04/2029	269,632
420,000	TPG Operating Group II LP, 5.375%, 1/15/2036	418,632
		2,969,734
	Building Materials — 0.1%
186,000	Eagle Materials, Inc., 5.000%, 3/15/2036	182,193
	Cable Satellite — 0.1%
260,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.100%, 6/01/2029	271,357
	Chemicals — 0.9%
240,000	Cabot Corp., 4.000%, 7/01/2029	237,632
515,000	Dow Chemical Co., 4.800%, 1/15/2031	512,081
270,000	Eastman Chemical Co., 5.000%, 8/01/2029	275,462
125,000	LYB International Finance III LLC, 5.125%, 1/15/2031	125,464
148,000	Mosaic Co., 4.350%, 1/15/2029	148,421
400,000	Orbia Advance Corp. SAB de CV, 6.800%, 5/13/2030(a)	395,032
410,000	PPG Industries, Inc., 4.375%, 3/15/2031	409,510
		2,103,602
	Collateralized Mortgage Obligations — 0.4%
31,764	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.720%, 7/20/2064(b)	31,770
32,853	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.614%, 7/20/2064(b)	32,860
122	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	111
14,741	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	14,181
87,720	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 5.034%, 2/20/2066(b)	88,141
631,138	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(b)	615,094
52,096	Government National Mortgage Association, Series 2019-H01, Class FL, 1 mo. USD SOFR + 0.564%, 4.564%, 12/20/2068(b)	52,070
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$40,204	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 4.514%, 10/20/2068(b)	$40,178
161,684	Government National Mortgage Association, Series 2019-H10, Class FM, 1 mo. USD SOFR + 0.514%, 4.514%, 5/20/2069(b)	161,491
		1,035,896
	Construction Machinery — 0.5%
605,000	Caterpillar Financial Services Corp., 3.950%, 11/14/2028	606,422
304,000	CNH Industrial Capital LLC, 4.500%, 10/16/2030	304,010
285,000	CNH Industrial Capital LLC, 4.750%, 3/21/2028	288,242
		1,198,674
	Consumer Cyclical Services — 0.3%
325,000	Block Financial LLC, 5.375%, 9/15/2032	327,095
285,000	eBay, Inc., 4.250%, 3/06/2029	285,822
		612,917
	Consumer Products — 0.3%
165,000	Polaris, Inc., 5.600%, 3/01/2031	166,723
433,000	Procter & Gamble Co., 4.100%, 11/03/2032	430,443
		597,166
	Diversified Manufacturing — 0.8%
445,000	Amphenol Corp., 4.375%, 6/12/2028	449,111
450,000	Honeywell International, Inc., 4.700%, 2/01/2030	459,889
310,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.500%, 4/19/2029	322,394
320,000	Tyco Electronics Group SA, 4.625%, 2/01/2030	326,120
270,000	Weir Group, Inc., 5.350%, 5/06/2030(a)	277,458
		1,834,972
	Electric — 2.2%
285,000	Alliant Energy Finance LLC, 5.400%, 6/06/2027(a)	288,851
425,000	Ameren Corp., 5.000%, 1/15/2029	434,479
220,000	American Electric Power Co., Inc., Series D, (fixed rate to 12/15/2035, variable rate thereafter), 6.050%, 3/15/2056	216,157
150,000	Capital Power U.S. Holdings, Inc., 5.257%, 6/01/2028(a)	152,905
350,000	CenterPoint Energy, Inc., (fixed rate to 2/15/2030, variable rate thereafter), 6.700%, 5/15/2055	358,896
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	118,608
335,000	Dominion Energy, Inc., 4.600%, 5/15/2028	338,910
175,000	Dominion Energy, Inc., (fixed rate to 11/15/2030, variable rate thereafter), 6.000%, 2/15/2056	175,807
265,000	DTE Energy Co., 4.950%, 7/01/2027	268,490
720,000	Enel Finance International NV, 4.375%, 9/30/2030(a)	716,956
280,000	Liberty Utilities Co., 5.577%, 1/31/2029(a)	289,226
365,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	369,941
280,000	NextEra Energy Capital Holdings, Inc., 4.685%, 9/01/2027	283,327
300,000	NSTAR Electric Co., 4.850%, 3/01/2030	306,348
125,000	Pacific Gas & Electric Co., 5.000%, 6/04/2028	127,143
235,000	Public Service Co. of New Hampshire, 4.400%, 7/01/2028	237,193
260,000	RWE Finance U.S. LLC, 5.125%, 9/18/2035(a)	258,542
135,000	Wisconsin Public Service Corp., 4.550%, 12/01/2029	137,434
100,000	Xcel Energy, Inc., 4.750%, 3/21/2028	101,296
		5,180,509
	Finance Companies — 3.3%
275,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	267,195

Principal Amount	Description	Value (†)
	Finance Companies — continued
$190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	$199,744
150,000	Apollo Debt Solutions BDC, 5.875%, 8/30/2030	151,718
235,000	ARES Capital Corp., 5.800%, 3/08/2032	237,309
230,000	ARES Strategic Income Fund, 5.700%, 3/15/2028	233,016
230,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	233,528
292,000	Avolon Holdings Funding Ltd., 4.950%, 1/15/2028(a)	295,424
560,000	Avolon Holdings Funding Ltd., 4.950%, 10/15/2032(a)	553,899
170,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	167,351
75,000	Bain Capital Specialty Finance, Inc., 5.950%, 3/15/2030	74,710
315,000	Barings BDC, Inc., 5.200%, 9/15/2028	313,456
265,000	Blue Owl Capital Corp., 8.450%, 11/15/2026	272,482
215,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028	227,336
285,000	Blue Owl Technology Finance Corp., 6.750%, 4/04/2029	291,495
200,000	Carlyle Secured Lending, Inc., 5.750%, 2/15/2031	196,894
95,000	FS KKR Capital Corp., 6.125%, 1/15/2030	93,511
240,000	FS KKR Capital Corp., 7.875%, 1/15/2029	248,456
190,000	GATX Corp., 5.400%, 3/15/2027	192,707
459,000	GATX Corp., 5.500%, 6/15/2035	470,346
335,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	329,902
25,000	Golub Capital BDC, Inc., 6.000%, 7/15/2029	25,561
195,000	Golub Capital BDC, Inc., 7.050%, 12/05/2028	205,770
75,000	Golub Capital Private Credit Fund, 5.450%, 8/15/2028(a)	75,467
325,000	Hercules Capital, Inc., 3.375%, 1/20/2027	320,596
178,000	HPS Corporate Lending Fund, 5.450%, 1/14/2028	179,899
185,000	HPS Corporate Lending Fund, 5.450%, 11/15/2030(a)	184,457
240,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	243,624
215,000	Main Street Capital Corp., 3.000%, 7/14/2026	213,417
110,000	Main Street Capital Corp., 5.400%, 8/15/2028	110,584
40,000	Main Street Capital Corp., 6.500%, 6/04/2027	40,825
455,000	Mitsubishi HC Finance America LLC, 5.150%, 10/24/2029(a)	466,396
80,000	Morgan Stanley Direct Lending Fund, 6.000%, 5/19/2030	81,900
75,000	MSD Investment Corp., 6.125%, 2/05/2031(a)	74,448
105,000	MSD Investment Corp., 6.250%, 5/31/2030(a)	105,662
110,000	New Mountain Finance Corp., 6.200%, 10/15/2027	111,792
150,000	New Mountain Finance Corp., 6.875%, 2/01/2029	152,396
135,000	North Haven Private Income Fund LLC, 5.125%, 9/25/2028(a)	134,751
230,000	Sixth Street Lending Partners, 6.500%, 3/11/2029	238,298
		8,016,322
	Financial Other — 0.2%
250,000	Atlas Warehouse Lending Co. LP, 4.950%, 11/15/2030(a)	250,831
250,000	Atlas Warehouse Lending Co. LP, 6.250%, 1/15/2030(a)	263,205
		514,036
	Food & Beverage — 1.5%
445,000	Bacardi-Martini BV, 5.550%, 2/01/2030(a)	459,010
530,000	Campbell's Co., 4.550%, 3/21/2031	527,354
550,000	Cargill, Inc., 4.125%, 10/23/2030(a)	547,617
795,000	Conagra Brands, Inc., 5.300%, 10/01/2026	801,645
310,000	Constellation Brands, Inc., 4.800%, 1/15/2029	314,989
640,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028(a)	601,302
435,000	Suntory Holdings Ltd., 5.124%, 6/11/2029(a)	446,008
		3,697,925
Principal Amount	Description	Value (†)
	Gaming — 0.3%
$435,000	Las Vegas Sands Corp., 5.625%, 6/15/2028	$446,003
180,000	VICI Properties LP, 4.750%, 4/01/2028	181,895
		627,898
	Government Owned - No Guarantee — 0.2%
445,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	435,101
	Health Care REITs — 0.2%
355,000	Omega Healthcare Investors, Inc., 5.200%, 7/01/2030	361,277
	Health Insurance — 0.2%
530,000	Elevance Health, Inc., 4.000%, 9/15/2028	529,199
	Healthcare — 1.2%
630,000	Cardinal Health, Inc., 5.000%, 11/15/2029	647,023
415,000	CVS Health Corp., 5.450%, 9/15/2035	424,798
124,000	GE HealthCare Technologies, Inc., 4.150%, 12/15/2028	124,342
275,000	Illumina, Inc., 4.650%, 9/09/2026	275,882
330,000	Illumina, Inc., 4.750%, 12/12/2030	333,152
320,000	IQVIA, Inc., 5.700%, 5/15/2028	330,176
453,000	Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	454,444
195,000	Universal Health Services, Inc., 4.625%, 10/15/2029	195,763
		2,785,580
	Hybrid ARMs — 0.0%
8,713	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.225%, 6.234%, 1/01/2035(b)	8,982
14,953	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.500%, 6.583%, 5/01/2036(b)	15,483
		24,465
	Independent Energy — 0.2%
330,000	APA Corp., 6.100%, 2/15/2035	339,221
173,000	Santos Finance Ltd., 5.750%, 11/13/2035(a)	172,039
		511,260
	Integrated Energy — 0.1%
340,000	Chevron USA, Inc., 4.687%, 4/15/2030	347,834
	Life Insurance — 6.0%
231,000	American National Global Funding, 4.625%, 12/15/2028(a)	231,953
205,000	American National Global Funding, 5.250%, 6/03/2030(a)	208,299
151,000	American National Global Funding, 5.550%, 1/28/2030(a)	155,049
230,000	American National Group, Inc., 6.000%, 7/15/2035	233,226
77,000	Athene Global Funding, 4.830%, 5/09/2028(a)	77,624
513,000	Athene Global Funding, 5.380%, 1/07/2030(a)	524,510
400,000	Brighthouse Financial Global Funding, 5.550%, 4/09/2027(a)	405,601
585,000	CNO Global Funding, 2.650%, 1/06/2029(a)	556,122
53,000	CNO Global Funding, 4.375%, 9/08/2028(a)	53,065
111,000	CNO Global Funding, 4.700%, 12/11/2030(a)	111,142
260,000	Corebridge Global Funding, 5.200%, 6/24/2029(a)	266,966
440,000	Equitable America Global Funding, 4.950%, 6/09/2030(a)	448,117
165,000	F&G Global Funding, 4.650%, 9/08/2028(a)	166,048
250,000	Fortitude Global Funding, 4.625%, 10/06/2028(a)	250,049
220,000	GA Global Funding Trust, 5.500%, 4/01/2032(a)	224,867
365,000	Global Atlantic Fin Co., (fixed rate to 3/01/2031, variable rate thereafter), 7.250%, 3/01/2056(a)	366,711
835,000	Guardian Life Global Funding, 4.402%, 12/11/2030(a)	837,973
355,000	Jackson National Life Global Funding, 4.550%, 9/09/2030(a)	353,624
465,000	Jackson National Life Global Funding, 4.700%, 6/05/2028(a)	469,661

Principal Amount	Description	Value (†)
	Life Insurance — continued
$325,000	Lincoln Financial Global Funding, 4.625%, 5/28/2028(a)	$328,086
388,000	MassMutual Global Funding II, 4.950%, 1/10/2030(a)	397,215
570,000	Mutual of Omaha Cos Global Funding, 5.000%, 4/01/2030(a)	582,594
125,000	New York Life Global Funding, 4.150%, 7/25/2028(a)	125,678
450,000	New York Life Global Funding, 5.000%, 6/06/2029(a)	461,782
475,000	NLG Global Funding, 4.350%, 9/15/2030(a)	468,748
130,000	NLG Global Funding, 5.400%, 1/23/2030(a)	133,619
465,000	Northwestern Mutual Global Funding, 4.900%, 6/12/2028(a)	475,146
475,000	Pacific Life Global Funding II, 4.850%, 2/10/2030(a)	485,476
395,000	Pricoa Global Funding I, 4.750%, 8/26/2032(a)	397,676
480,000	Principal Life Global Funding II, 5.100%, 1/25/2029(a)	491,468
243,000	Protective Life Corp., 4.700%, 1/15/2031(a)	243,766
380,000	Protective Life Global Funding, 5.215%, 6/12/2029(a)	391,392
290,000	Reliance Standard Life Global Funding II, 5.243%, 2/02/2026(a)	290,136
393,000	RGA Global Funding, 4.600%, 11/25/2030(a)	392,832
610,000	RGA Global Funding, 5.000%, 8/25/2032(a)	614,621
580,000	Sammons Financial Group Global Funding, 4.950%, 6/12/2030(a)	588,220
254,000	SBL Holdings, Inc., 5.900%, 9/26/2028(a)	252,654
345,000	SBL Holdings, Inc., 7.200%, 10/30/2034(a)	334,047
480,000	Western-Southern Global Funding, 4.500%, 7/16/2028(a)	483,582
560,000	Western-Southern Global Funding, 4.700%, 12/10/2032(a)	556,698
		14,436,043
	Lodging — 0.3%
295,000	Hyatt Hotels Corp., 5.250%, 6/30/2029	303,664
360,000	Marriott International, Inc., 5.550%, 10/15/2028	373,843
		677,507
	Media Entertainment — 0.6%
840,000	Meta Platforms, Inc., 4.600%, 11/15/2032	846,753
385,000	Take-Two Interactive Software, Inc., 4.950%, 3/28/2028	392,458
120,000	Take-Two Interactive Software, Inc., 5.400%, 6/12/2029	124,148
		1,363,359
	Metals & Mining — 0.3%
205,000	Glencore Funding LLC, 5.186%, 4/01/2030(a)	210,672
590,000	Rio Tinto Finance USA PLC, 4.875%, 3/14/2030	606,131
		816,803
	Midstream — 0.8%
300,000	Boardwalk Pipelines LP, 5.375%, 2/15/2036	301,489
460,000	Kinder Morgan, Inc., 5.100%, 8/01/2029	473,015
205,000	Plains All American Pipeline LP/PAA Finance Corp., 5.600%, 1/15/2036	207,371
338,000	Targa Resources Corp., 4.350%, 1/15/2029	338,938
600,000	Williams Cos., Inc., 5.400%, 3/02/2026	601,307
		1,922,120
	Mortgage Related — 0.4%
83	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	83
4,743	Government National Mortgage Association, 3.890%, 5/20/2062(b)	4,662
2,520	Government National Mortgage Association, 3.890%, 10/20/2062(b)	2,499
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$13,268	Government National Mortgage Association, 4.015%, 4/20/2063(b)	$13,153
26,188	Government National Mortgage Association, 4.162%, 9/20/2066(b)	26,036
45,494	Government National Mortgage Association, 4.181%, 10/20/2066(b)	45,291
45,463	Government National Mortgage Association, 4.339%, 10/20/2066(b)	45,321
38,149	Government National Mortgage Association, 4.349%, 11/20/2066(b)	38,026
18,076	Government National Mortgage Association, 4.366%, 11/20/2066(b)	18,036
662	Government National Mortgage Association, 4.407%, 11/20/2064(b)	655
23,303	Government National Mortgage Association, 4.505%, 10/20/2066(b)	23,255
239,337	Government National Mortgage Association, 4.568%, 7/20/2067(b)	239,158
27,027	Government National Mortgage Association, 4.599%, 9/20/2066(b)	27,036
387,828	Government National Mortgage Association, 4.694%, 4/20/2067(b)	387,316
21,752	Government National Mortgage Association, 4.700%, 8/20/2066(b)	21,719
113,656	Government National Mortgage Association, 4.700%, 1/20/2067(b)	113,455
		1,005,701
	Natural Gas — 0.2%
380,000	NiSource, Inc., 5.200%, 7/01/2029	391,770
155,000	Sempra, 5.400%, 8/01/2026	155,994
		547,764
	Non-Agency Commercial Mortgage-Backed Securities — 7.1%
105,000	ALA Trust, Series 2025-OANA, Class A, 1 mo. USD SOFR + 1.743%, 5.494%, 6/15/2040(a)(b)	105,394
270,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	251,189
870,000	Bank, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(b)	777,774
635,000	Bank5, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(b)	670,853
333,261	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	350,684
985,000	Bank5 Trust, Series 2024-5YR6, Class A3, 6.225%, 5/15/2057	1,037,895
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	775,335
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	266,420
520,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(b)	537,046
285,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 1 mo. USD SOFR + 1.500%, 5.250%, 11/15/2042(a)(b)	285,801
520,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.276%, 12/15/2038(a)(b)	516,438
395,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.242%, 6/15/2041(a)(b)	394,876
145,000	BX Trust, Series 2025-DELC, Class A, 1 mo. USD SOFR + 1.550%, 5.507%, 12/15/2042(a)(b)	145,181
605,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.450%, 7/15/2044(a)(b)	605,938

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$178,783	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	$178,517
595,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.482%, 4/15/2042(a)(b)	609,797
233,304	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	233,021
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	513,811
295,517	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	293,537
100,060	Commercial Mortgage Trust, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	99,929
100,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	101,791
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	730,282
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	445,035
335,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	344,905
100,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 5.050%, 10/15/2042(a)(b)	100,156
574,333	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	504,293
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	314,600
365,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.322%, 9/10/2038(a)(b)	364,455
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	230,762
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	179,827
255,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.350%, 1/15/2042(a)(b)	254,920
575,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	545,892
18,623	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	18,344
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	513,985
845,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	705,400
465,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	477,163
980,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 5.300%, 2/15/2039(a)(b)	979,723
210,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 4.993%, 12/15/2039(a)(b)	210,455
108,127	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	107,864
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	439,697
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(b)	789,767
		17,008,752
	Oil Field Services — 0.1%
240,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	236,288
	Other REITs — 0.6%
480,000	EPR Properties, 4.750%, 11/15/2030	476,260
Principal Amount	Description	Value (†)
	Other REITs — continued
$195,000	Extra Space Storage LP, 5.700%, 4/01/2028	$201,467
200,000	Host Hotels & Resorts LP, 4.250%, 12/15/2028	200,196
145,000	Prologis Targeted U.S. Logistics Fund LP, 4.250%, 1/15/2031(a)	143,929
305,000	Public Storage Operating Co., 4.375%, 7/01/2030	307,489
		1,329,341
	Packaging — 0.3%
375,000	Amcor Flexibles North America, Inc., 4.800%, 3/17/2028	380,153
335,000	Amcor Group Finance PLC, 5.450%, 5/23/2029	346,303
		726,456
	Pharmaceuticals — 0.9%
455,000	GlaxoSmithKline Capital, Inc., 4.500%, 4/15/2030	462,454
275,000	Merck & Co., Inc., 4.750%, 12/04/2035	273,972
226,000	Merck & Co., Inc., 4.950%, 9/15/2035	229,513
715,000	Novartis Capital Corp., 4.100%, 11/05/2030	714,238
360,000	Sanofi SA, 4.200%, 11/03/2032	359,451
		2,039,628
	Property & Casualty Insurance — 0.9%
270,000	Brown & Brown, Inc., 4.700%, 6/23/2028	273,237
435,000	Chubb INA Holdings LLC, 4.650%, 8/15/2029	444,609
400,000	Enact Holdings, Inc., 6.250%, 5/28/2029	418,637
370,000	Essent Group Ltd., 6.250%, 7/01/2029	386,201
193,000	SiriusPoint Ltd., 7.000%, 4/05/2029	204,209
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032(a)	231,360
283,000	Willis North America, Inc., 4.550%, 3/15/2031	283,540
		2,241,793
	Refining — 0.1%
355,000	Raizen Fuels Finance SA, 6.250%, 7/08/2032(a)	298,200
	Restaurants — 0.1%
330,000	Darden Restaurants, Inc., 4.550%, 10/15/2029	333,037
	Retail REITs — 0.1%
200,000	Essential Properties LP, 5.400%, 12/01/2035	200,368
	Retailers — 1.5%
545,000	Alimentation Couche-Tard, Inc., 4.148%, 9/29/2028(a)	545,577
660,000	Amazon.com, Inc., 4.650%, 11/20/2035	657,331
550,000	AutoNation, Inc., 4.450%, 1/15/2029	551,513
525,000	AutoZone, Inc., 5.050%, 7/15/2026	527,969
370,000	Genuine Parts Co., 4.950%, 8/15/2029	376,178
555,000	Lowe's Cos., Inc., 4.850%, 10/15/2035	550,472
353,000	PVH Corp., 5.500%, 6/13/2030	358,800
		3,567,840
	Sovereigns — 0.1%
355,000	Mexico Government International Bonds, 5.375%, 3/22/2033	351,805
	Technology — 2.9%
460,000	Analog Devices, Inc., 4.250%, 6/15/2028	463,793
340,000	Arrow Electronics, Inc., 5.150%, 8/21/2029	347,750
305,000	Avnet, Inc., 6.250%, 3/15/2028	315,888
565,000	Broadcom, Inc., 5.050%, 7/12/2029	581,711
400,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	388,740
570,000	CGI, Inc., 4.950%, 3/14/2030(a)	577,638
425,000	Dell International LLC/EMC Corp., 4.750%, 10/06/2032	424,442
315,000	Equifax, Inc., 4.800%, 9/15/2029	320,110
250,000	Equifax, Inc., 5.100%, 6/01/2028	255,428
417,000	Equinix Europe 2 Financing Corp. LLC, 4.600%, 11/15/2030	418,257
250,000	Flex Ltd., 6.000%, 1/15/2028	258,059

Principal Amount	Description	Value (†)
	Technology — continued
$603,000	Gartner, Inc., 5.600%, 11/20/2035	$601,382
596,000	Global Payments, Inc., 4.875%, 11/15/2030	596,665
455,000	Hewlett Packard Enterprise Co., 4.400%, 10/15/2030	453,608
250,000	Microchip Technology, Inc., 5.050%, 2/15/2030	255,097
245,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.300%, 8/19/2028	245,909
130,000	Roper Technologies, Inc., 4.250%, 9/15/2028	130,461
250,000	TD SYNNEX Corp., 4.300%, 1/17/2029	249,546
		6,884,484
	Tobacco — 0.2%
400,000	Imperial Brands Finance PLC, 4.500%, 6/30/2028(a)	403,221
	Transportation Services — 0.5%
164,000	Element Fleet Management Corp., 4.641%, 11/24/2030(a)	164,457
575,000	Element Fleet Management Corp., 5.037%, 3/25/2030(a)	587,659
350,000	Ryder System, Inc., GMTN, 4.950%, 9/01/2029	357,724
		1,109,840
	Treasuries — 24.7%
11,242,000	U.S. Treasury Notes, 3.500%, 9/30/2029	11,189,742
3,212,000	U.S. Treasury Notes, 3.500%, 11/30/2030	3,179,629
4,900,000	U.S. Treasury Notes, 3.625%, 8/31/2030	4,882,582
3,795,000	U.S. Treasury Notes, 3.625%, 9/30/2030	3,780,324
2,188,000	U.S. Treasury Notes, 3.625%, 10/31/2030	2,178,769
2,350,000	U.S. Treasury Notes, 3.875%, 6/30/2030	2,367,717
12,050,000	U.S. Treasury Notes, 3.875%, 7/31/2030	12,138,963
1,190,000	U.S. Treasury Notes, 4.000%, 11/15/2035	1,172,894
8,000,000	U.S. Treasury Notes, 4.125%, 11/30/2029	8,138,125
7,040,000	U.S. Treasury Notes, 4.250%, 5/15/2035	7,098,300
1,340,000	U.S. Treasury Notes, 4.250%, 8/15/2035	1,349,631
Principal Amount	Description	Value (†)
	Treasuries — continued
$1,075,000	U.S. Treasury Notes, 4.375%, 12/31/2029	$1,103,723
680,000	U.S. Treasury Notes, 4.625%, 2/15/2035	705,845
		59,286,244
	Utility Other — 0.1%
260,000	Essential Utilities, Inc., 4.800%, 8/15/2027	263,107
	Wireless — 0.3%
265,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	274,673
340,000	Softbank Corp., 4.699%, 7/09/2030(a)	341,070
		615,743
	Wirelines — 0.3%
635,000	NTT Finance Corp., 5.110%, 7/02/2029(a)	651,647
	Total Bonds and Notes (Identified Cost $232,955,781)	234,058,578

Short-Term Investments — 1.2%
3,018,847
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 12/31/2025  at
2.150% to be repurchased at $3,019,207 on
1/02/2026 collateralized by $3,066,500 U.S. Treasury
Note, 3.750% due 6/30/2027 valued at $3,079,410
including accrued interest(d)
(Identified Cost $3,018,847)
		3,018,847
	Total Investments — 98.9% (Identified Cost $235,974,628)	237,077,425
	Other assets less liabilities — 1.1%	2,527,121
	Net Assets — 100.0%	$239,604,546

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of Rule 144A holdings amounted to
$80,093,704 or 33.4% of net assets.

(b)
Variable rate security. Rate as of December 31, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2026	42	$4,609,871	$4,590,797	$(19,074)
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2026	86	9,977,513	9,891,344	(86,169)
Total					$(105,243)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Residential Mortgage	$ —	$ —	$953	$953
Collateralized Mortgage Obligations	—	1,035,785	111	1,035,896
All Other Bonds and Notes(a)	—	233,021,729	—	233,021,729
Total Bonds and Notes	—	234,057,514	1,064	234,058,578
Short-Term Investments	—	3,018,847	—	3,018,847
Total Investments	$—	$237,076,361	$1,064	$237,077,425

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(105,243)	$ —	$ —	$(105,243)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or December 31, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025
Bonds and Notes
ABS Residential Mortgage	$1,034	$ —	$ —	$8	$ —	$(89)	$ —	$ —	$953	$3
Collateralized Mortgage Obligations	119	—	—	1	—	(9)	—	—	111	—
Total	$1,153	$ —	$ —	$9	$ —	$(98)	$ —	$ —	$1,064	$3